Organization and Operations - General information (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2018	Apr. 26, 2018	Apr. 03, 2018	Jan. 27, 2017	Aug. 05, 2016	May 12, 2014
Organization and Operations
Beneficial interest owned by chairman and his family (in percent)	40.09%
GasLog Partners LP | Common shares/units
Organization and Operations
Number of units issued		1,858,975	33,998	3,750,000	2,750,000
Net proceeds after deducting underwriting discounts, commissions and other offering expenses				$ 78,197	$ 52,299
GasLog Partners LP | IPO
Organization and Operations
Ownership interest in GasLog Partners offered under initial public offering (in percent)						48.20%
GasLog Partners LP | IPO | Common shares/units
Organization and Operations
Number of units issued						9,660,000
Net proceeds after deducting underwriting discounts, commissions and other offering expenses						$ 186,029
GasLog Partners LP | Over allotment | Common shares/units
Organization and Operations
Number of units issued						1,260,000
GasLog Partners LP | Acquisition of subsidiaries
Organization and Operations
Ownership interest in GasLog Partners in transaction with parent (in percent)						49.80%
Incentive distribution rights threshold for cash distribution per quarter (in dollars per unit)						$ 0.43125
Cash consideration paid to GasLog in exchange for the contribution of net assets						$ 65,695
GasLog Partners LP | Acquisition of subsidiaries | Common shares/units
Organization and Operations
Number of units issued						162,358
GasLog Partners LP | Acquisition of subsidiaries | Subordinated units
Organization and Operations
Number of units issued						9,822,358
GasLog Partners LP | Acquisition of subsidiaries | General partner units
Organization and Operations
Number of units issued						400,913
General partner interest in GasLog Partners						2.00%
GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)	27.50%
General partner interest in GasLog Partners	2.00%
GAS-three Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	27.50%
GAS-three Ltd | GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)						100.00%
GAS-four Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	27.50%
GAS-four Ltd | GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)						100.00%
GAS-five Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	27.50%
GAS-five Ltd | GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)						100.00%
GasLog Partners' subsidiaries acquired after IPO | GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%